Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,024,245	$ 841,997	$ 937,698
Derivative financial instruments			334
Trade and other receivables	699,945	591,475	618,212
Due from related parties	2,630	3,083	1,146
Prepayments and deposits	78,422	70,363	48,721
Inventories	174,354	139,721	108,458
Total current assets	1,979,596	1,646,639	1,714,569
Non-current assets:
Property and equipment, including right-of-use	3,674,046	3,206,558	2,787,595
Intangible assets and goodwill	1,098,159	1,080,354	1,071,824
Prepayments and deposits	150,065	160,471	148,929
Investments in equity accounted investees	0	16,978	27,120
Other non–current assets	11,193	10,841	6,705
Deferred tax assets	280,032	261,724	335,020
Total non-current assets	5,213,495	4,736,926	4,377,193
Total assets	7,193,091	6,383,565	6,091,762
Current liabilities:
Loans and borrowings, including leases	450,535	448,297	523,159
Trade and other payables	1,710,939	1,652,235	1,533,586
Due to related parties	1,103	786	14,420
Provisions	56,623	117,167	85,850
Air Traffic Liability	505,858	617,196	836,433
Current Frequent Flyer Program	288,680	287,972	247,226
Income taxes payable and employee's statutory profit sharing	82,200	69,530	28,751
Total current liabilities	3,095,938	3,193,183	3,269,425
Non-current liabilities:
Loans and borrowings, including leases	3,604,492	3,252,616	2,711,147
Frequent flyer program	344,078	300,395	268,247
Provisions	331,652	207,093	218,890
Employee benefits	274,050	209,098	235,841
Deferred tax liabilities	135,097	121,094	121,137
Total non-current liabilities	4,689,369	4,090,296	3,555,262
Total liabilities	7,785,307	7,283,479	6,824,687
Equity (deficit)
Capital stock	3,504,114	3,526,022	4,326,906
Share premium	(2,182,889)	(2,182,889)	(2,182,889)
Statutory reserve	24,750	24,750	24,750
Stock repurchase reserve	29,703	29,703	29,703
Equity accounted investees share of OCI	(6,577)	(6,577)	(6,577)
Remeasurement of defined benefit liability	5,231	17,156	13,100
Accumulated deficit	(1,968,598)	(2,310,129)	(2,939,921)
Total equity (deficit) attributable to equity holders of the Company	(594,266)	(901,964)	(734,928)
Non-controlling interest	2,050	2,050	2,003
Total equity (deficit)	(592,216)	(899,914)	(732,925)
Total equity (deficit) and liabilities	$ 7,193,091	$ 6,383,565	$ 6,091,762